PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Plan Details (Details) - IDR (Rp) Rp in Millions				12 Months Ended
	Jun. 07, 2017	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Prepaid pension benefit cost at beginning of the year				Rp 199,000
(Projected pension benefit obligation) prepaid pension benefit cost at end of year					Rp 199,000
Pension benefit cost
Disclosure of defined benefit plans [line items]
Prepaid pension benefit cost at beginning of the year				Rp 199,000
(Projected pension benefit obligation) prepaid pension benefit cost at end of year					Rp 199,000
The company | Funded pension
Disclosure of defined benefit plans [line items]
Percentage of companies share in total plan assets				2.25%	2.07%
Percentage of Debt Instruments Contributed to Fair Value of Plan Assets				1.64%	1.63%
Actual return on plan asset				Rp 3,039,000	Rp 2,600,000
Minimum FSR required for non contribution to fund				105.00%
Funding sufficiency ratio				105.00%
Percentage of pension benefits provided		75.00%	60.00%
Prepaid pension benefit cost at beginning of the year		Rp 1,329,000		Rp 197,000	1,329,000
Net periodic pension benefit cost				(583,000)	(640,000)
Actuarial gain (losses) recognized in OCI				(2,862,000)	(1,680,000)
Return on plan assets (excluding amount included in net interest expense)				1,708,000	1,188,000
(Projected pension benefit obligation) prepaid pension benefit cost at end of year			Rp 1,329,000	(1,540,000)	197,000
The company | Funded pension | Series B shares
Disclosure of defined benefit plans [line items]
Equity instruments				469,000	395,000
The company | Funded pension | Corporate bonds
Disclosure of defined benefit plans [line items]
Debt instruments				340,000	Rp 311,000
The company | Retired before end of June 2002 | Funded pension
Disclosure of defined benefit plans [line items]
One time benefits paid	Rp 4,500			6,000
The company | Retired starting from end of June 2002 until end of May 2016 | Funded pension
Disclosure of defined benefit plans [line items]
One time benefits paid				3,000
The company | Retired starting from end of June 2002 until end of April 2017 | Funded pension
Disclosure of defined benefit plans [line items]
One time benefits paid				Rp 2,250